PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited)
1
Voya Multi-Manager
International Factors Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.0%
Australia : 6.4%
46,265
Ampol Ltd.
$ 1,094,286
0.3
29,802
ANZ Group Holdings Ltd.
525,839
0.1
45,655
BHP Group Ltd. - Class DI
1,396,774
0.4
69,182
BlueScope Steel Ltd.
1,056,295
0.3
178,518
Brambles Ltd.
1,702,132
0.5
3,129
Cochlear Ltd.
620,949
0.2
81,648
Coles Group Ltd.
847,294
0.2
18,675  Commonwealth Bank of
Australia
1,424,055
0.4
28,574
Computershare Ltd.
473,280
0.1
642
CSL Ltd.
126,075
0.0
66,027
CSR Ltd.
297,319
0.1
21,317  Fortescue Metals Group
Ltd.
411,990
0.1
51,823
Goodman Group
860,221
0.2
3,750
HUB24 Ltd.
90,623
0.0
183,237  Insurance Australia Group
Ltd.
719,285
0.2
15,684
JB Hi-Fi Ltd.
583,485
0.2
83,510
Lottery Corp. Ltd.
274,113
0.1
561,206
Medibank Pvt Ltd.
1,405,063
0.4
7,572
Orica Ltd.
79,861
0.0
258,721
(1)
Qantas Airways Ltd.
932,786
0.3
119,619
QBE Insurance Group Ltd.
1,231,670
0.4
14,934
Rio Tinto Ltd.
1,285,035
0.4
51,185
Santos Ltd.
258,687
0.1
23,572
Sonic Healthcare Ltd.
491,482
0.1
72,150
Steadfast Group Ltd.
279,176
0.1
36,785
Suncorp Group Ltd.
338,590
0.1
27,248
Super Retail Group Ltd.
281,205
0.1
386,414
Telstra Group Ltd.
1,019,105
0.3
32,260
Wesfarmers Ltd.
1,221,268
0.3
15,936  Woodside Energy Group
Ltd. (WDS)
333,322
0.1
41,048
Woolworths Group Ltd.
964,014
0.3
22,625,279
6.4
Austria : 0.1%
2,674
Andritz AG
164,617
0.0
8,202
voestalpine AG
244,023
0.1
408,640
0.1
Belgium : 0.3%
8,541
Solvay SA
233,582
0.1
8,541
(1)
Syensqo SA
761,401
0.2
994,983
0.3
Brazil : 0.3%
57,100
Ambev SA
150,864
0.0
80,700  BB Seguridade
Participacoes SA
560,326
0.2
39,500
Telefonica Brasil SA
409,000
0.1
1,120,190
0.3
Canada : 4.9%
26,417  Alimentation Couche-Tard,
Inc.
1,547,942
0.4
37,936
ARC Resources Ltd.
589,165
0.2
2,954
Atco Ltd./Canada - Class I
82,614
0.0
14,979  Brookfield Asset
Management Ltd. - Class A
602,302
0.2
5,141  Canadian National Railway
Co.
637,745
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Canada (continued)
12,386  Canadian Natural
Resources Ltd.
$ 792,660
0.2
3,785  Canadian Pacific Kansas
City Ltd.
304,585
0.1
7,684
(1)
CGI, Inc.
860,503
0.2
187  Constellation Software,
Inc./Canada
516,840
0.1
3,073
(1)
Descartes Systems Group,
Inc.
269,072
0.1
6,745
Dollarama, Inc.
495,020
0.1
426  Fairfax Financial Holdings
Ltd.
444,067
0.1
3,468
FirstService Corp.
580,438
0.2
4,081
George Weston Ltd.
519,971
0.2
9,899
iA Financial Corp., Inc.
672,966
0.2
5,218
Imperial Oil Ltd.
300,982
0.1
3,961
Intact Financial Corp.
619,436
0.2
3,068
Loblaw Cos. Ltd.
306,583
0.1
7,638
Magna International, Inc.
434,095
0.1
52,323
Manulife Financial Corp.
1,156,636
0.3
6,938
Metro, Inc.
364,278
0.1
5,586  Restaurant Brands
International, Inc.
436,052
0.1
9,222
Royal Bank of Canada
900,010
0.3
11,679
(1)
Shopify, Inc. - Class A
934,963
0.3
11,527
Sun Life Financial, Inc.
597,506
0.2
15,704
Suncor Energy, Inc.
520,021
0.2
3,454
Thomson Reuters Corp.
512,814
0.1
19,035
Toronto-Dominion Bank
1,156,301
0.3
17,155,567
4.9
Chile : 0.1%
3,910,803  Cia Sud Americana de
Vapores SA
281,807
0.1
China : 1.3%
123,320  Alibaba Group Holding
Ltd.
1,106,054
0.3
20,972
(1)
Baidu, Inc. - Class A
271,529
0.1
11,000
BYD Co. Ltd. - Class H
246,292
0.1
838,000  China Construction Bank
Corp. - Class H
497,658
0.1
30,382
JD.com, Inc. - Class A
342,592
0.1
600  Kweichow Moutai Co. Ltd.
- Class A
134,297
0.0
23,830
(1)(2)
Meituan - Class B
191,670
0.1
7,875
NetEase, Inc.
153,075
0.0
804,000  PetroChina Co. Ltd. -
Class H
581,586
0.2
19,900
Tencent Holdings Ltd.
690,755
0.2
14,400
(2)
WuXi AppTec Co. Ltd. -
Class H
99,633
0.0
476,000  Zhejiang Expressway Co.
Ltd. - Class H
353,602
0.1
4,668,743
1.3
Denmark : 2.3%
5,947
Carlsberg AS - Class B
765,185
0.2
42,469
Danske Bank A/S
1,140,356
0.3
5,191
DSV A/S
928,721
0.3
42,798  Novo Nordisk A/S - Class
B
4,892,002
1.4

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Factors Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Denmark (continued)
9,040
(1)
Vestas Wind Systems A/S
$ 254,883
0.1
7,981,147
2.3
Finland : 1.0%
29,048
Fortum Oyj
397,089
0.1
24,137
Kesko Oyj - Class B
471,384
0.2
8,687
Kone Oyj - Class B
430,016
0.1
63,661
Nordea Bank Abp
784,551
0.2
30,803
UPM-Kymmene Oyj
1,120,369
0.3
21,189
Wartsila Oyj Abp
312,569
0.1
3,515,978
1.0
France : 9.9%
14,647
Air Liquide SA
2,740,932
0.8
3,556
Airbus SE
566,418
0.2
4,980
Arkema SA
541,986
0.1
45,049
AXA SA
1,512,078
0.4
44,968
Bollore SE
297,014
0.1
4,988
Capgemini SE
1,108,934
0.3
18,822
Carrefour SA
321,333
0.1
32,907
Cie de Saint-Gobain
2,326,731
0.7
25,711  Cie Generale des
Etablissements Michelin
SCA
853,671
0.2
9,426
Danone SA
627,992
0.2
3,613
Edenred
215,798
0.1
3,261
Eiffage SA
341,198
0.1
136,127
Engie SA
2,174,276
0.6
6,542
EssilorLuxottica SA
1,282,051
0.4
3,833
Gecina SA
422,727
0.1
618
Hermes International
1,303,765
0.4
16,684
Legrand SA
1,616,934
0.4
2,253
L'Oreal SA
1,078,179
0.3
2,133  LVMH Moet Hennessy
Louis Vuitton SE
1,774,774
0.5
51,445
Orange SA
611,778
0.2
1,541
Pernod Ricard SA
252,701
0.1
10,906
Publicis Groupe SA
1,092,706
0.3
14,486
Rexel SA
385,808
0.1
2,000
Safran SA
373,416
0.1
25,312
Sanofi
2,534,873
0.7
9,015
Schneider Electric SE
1,770,991
0.5
7,813
STMicroelectronics NV
343,048
0.1
1,977
Thales SA
289,143
0.1
56,017
TotalEnergies SE
3,634,120
1.0
29,538
Veolia Environnement SA
962,457
0.3
8,514
Vinci SA
1,075,504
0.3
4,633
Wendel SE
420,038
0.1
34,853,374
9.9
Germany : 7.1%
1,046
Allianz SE
279,465
0.1
15,089
BASF SE
721,311
0.2
24,031  Bayerische Motoren
Werke AG
2,500,489
0.7
2,519
Beiersdorf AG
368,628
0.1
13,128
Brenntag SE
1,160,642
0.3
4,817
Commerzbank AG
55,316
0.0
5,628
Continental AG
459,753
0.1
4,751
(1)(2)
Covestro AG
250,878
0.1
36,769
Deutsche Post AG, Reg
1,761,012
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
44,462  Deutsche Telekom AG,
Reg
$ 1,091,441
0.3
346,819
E.ON SE
4,692,191
1.3
25,272
GEA Group AG
1,012,115
0.3
16,913
Heidelberg Materials AG
1,561,816
0.4
17,321
(1)
HelloFresh SE
229,065
0.1
11,665
KION Group AG
532,213
0.2
19,014
Mercedes-Benz Group AG
1,283,683
0.4
1,122
MTU Aero Engines AG
257,981
0.1
5,902
RWE AG
217,934
0.1
12,826
SAP SE
2,222,051
0.6
14,037
Siemens AG, Reg
2,512,948
0.7
5,581
(2)
Siemens Healthineers AG
310,588
0.1
2,366
Talanx AG
166,000
0.1
109,769
thyssenkrupp AG
677,458
0.2
25,334
(1)(2)
Zalando SE
505,833
0.1
24,830,811
7.1
Hong Kong : 0.5%
30,400
AIA Group Ltd.
238,410
0.1
9,800  Jardine Matheson
Holdings Ltd. (SGX:J36)
393,511
0.1
17,327
(1)
Melco Resorts &
Entertainment Ltd., ADR
135,324
0.0
115,500
Swire Pacific Ltd. - Class A
893,627
0.3
1,660,872
0.5
Hungary : 0.1%
6,302
OTP Bank Nyrt
291,964
0.1
India : 0.7%
187,563
(2)
Equitas Small Finance
Bank Ltd.
234,777
0.1
6,177
(2)
HDFC Asset Management
Co. Ltd.
266,450
0.1
21,525
ICICI Bank Ltd., ADR
525,210
0.2
9,915
Larsen & Toubro Ltd.
415,094
0.1
61,868
REC Ltd.
371,651
0.1
3,629  Tata Consultancy Services
Ltd.
166,684
0.0
33,438
Tata Motors Ltd.
355,875
0.1
2,335,741
0.7
Indonesia : 0.2%
3,099,700
Aneka Tambang Tbk
304,121
0.1
694,800  Bank Rakyat Indonesia
Persero Tbk PT
250,292
0.1
554,413
0.2
Ireland : 1.4%
8,072
CRH PLC
579,247
0.2
25,341
CRH PLC - London
1,797,729
0.5
9,812
DCC PLC
713,325
0.2
7,023
Experian PLC
292,314
0.1
21,122
Glanbia PLC
377,549
0.1
8,457
(1)
James Hardie Industries
PLC
317,734
0.1
1,533
Kerry Group PLC - Class A
136,642
0.0
2,271
(1)
PDD Holdings, Inc., ADR
288,122
0.1
12,030
Smurfit Kappa Group PLC
447,902
0.1
4,950,564
1.4

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Factors Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Israel : 0.0%
937
(1)
Monday.com Ltd.
$ 196,807
0.0
Italy : 3.4%
378,341
A2A SpA
750,120
0.2
444,370
Enel SpA
3,032,091
0.9
146,979
Eni SpA
2,343,032
0.7
5,547
Ferrari NV
1,934,437
0.5
126,892
Hera SpA
446,992
0.1
338,536
Intesa Sanpaolo SpA
1,043,125
0.3
5,088
Moncler SpA
312,996
0.1
11,105
Prysmian SpA
488,728
0.1
3,746  Recordati Industria
Chimica e Farmaceutica
SpA
206,757
0.1
34,454  Terna - Rete Elettrica
Nazionale
290,517
0.1
38,445
UniCredit SpA
1,126,128
0.3
11,974,923
3.4
Japan : 22.1%
8,700
Aisin Corp.
324,815
0.1
18,000
Ajinomoto Co., Inc.
739,169
0.2
20,900
Alfresa Holdings Corp.
342,738
0.1
29,100
Amada Co. Ltd.
314,037
0.1
105,700
Asahi Kasei Corp.
801,580
0.2
59,600
Astellas Pharma, Inc.
693,892
0.2
19,500
Azbil Corp.
630,137
0.2
15,500
Bridgestone Corp.
671,657
0.2
18,800
Canon, Inc.
517,886
0.1
9,700
Central Japan Railway Co.
242,429
0.1
105,800  Chubu Electric Power Co.,
Inc.
1,372,511
0.4
37,900
Citizen Watch Co. Ltd.
240,373
0.1
17,700
COMSYS Holdings Corp.
387,543
0.1
5,200  Daito Trust Construction
Co. Ltd.
591,503
0.2
29,000  Daiwa House Industry Co.
Ltd.
896,737
0.3
26,600
Denso Corp.
417,834
0.1
4,300
East Japan Railway Co.
245,928
0.1
18,800  Electric Power
Development Co. Ltd.
315,793
0.1
463,400
ENEOS Holdings, Inc.
1,871,466
0.5
60,700
Fujikura Ltd.
498,985
0.1
4,200
Fujitsu Ltd.
581,340
0.2
7,900
Furukawa Electric Co. Ltd.
143,705
0.0
38,800
Hitachi Ltd.
3,047,754
0.9
213,100
Honda Motor Co. Ltd.
2,382,045
0.7
3,100
Horiba Ltd.
248,726
0.1
22,400
Inpex Corp.
304,471
0.1
35,900
ITOCHU Corp.
1,629,290
0.5
10,400
Iwatani Corp.
464,740
0.1
16,600
Japan Tobacco, Inc.
437,533
0.1
27,200
JVCKenwood Corp.
132,277
0.0
11,500
Kamigumi Co. Ltd.
264,567
0.1
56,900  Kansai Electric Power Co.,
Inc.
776,238
0.2
33,800
Kansai Paint Co. Ltd.
565,130
0.2
49,600
KDDI Corp.
1,643,499
0.5
600
Keyence Corp.
268,439
0.1
23,200
Kinden Corp.
386,618
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
9,400  Kintetsu Group Holdings
Co. Ltd.
$ 290,060
0.1
69,900
Kirin Holdings Co. Ltd.
1,004,740
0.3
57,400
Komatsu Ltd.
1,633,028
0.5
22,200
Makita Corp.
597,513
0.2
66,900
Marubeni Corp.
1,141,091
0.3
94,300
Mazda Motor Corp.
1,143,241
0.3
26,600
Medipal Holdings Corp.
424,562
0.1
18,700
MEIJI Holdings Co. Ltd.
452,252
0.1
227,300  Mitsubishi Chemical Group
Corp.
1,370,561
0.4
168,100
Mitsubishi Corp.
2,897,195
0.8
42,700
Mitsubishi Electric Corp.
633,681
0.2
90,200  Mitsubishi UFJ Financial
Group, Inc.
844,863
0.2
42,700
Mitsui & Co. Ltd.
1,731,795
0.5
14,500
Mitsui Chemicals, Inc.
426,739
0.1
45,500
Nikon Corp.
464,352
0.1
16,500
Nintendo Co. Ltd.
921,870
0.3
18,400
Nippon Steel Corp.
442,790
0.1
266,200  Nippon Telegraph &
Telephone Corp.
334,282
0.1
13,300
Nippon Yusen KK
458,329
0.1
12,300  Nissin Foods Holdings
Co. Ltd.
397,922
0.1
10,400
Niterra Co. Ltd.
280,058
0.1
23,400
Nitto Denko Corp.
1,941,214
0.6
761  Nomura Real Estate
Master Fund, Inc.
832,736
0.2
151,700
Obayashi Corp.
1,404,217
0.4
1,400
Obic Co. Ltd.
215,054
0.1
25,600
Olympus Corp.
378,974
0.1
17,500
ORIX Corp.
337,912
0.1
17,100
Osaka Gas Co. Ltd.
360,072
0.1
10,300
Otsuka Holdings Co. Ltd.
404,876
0.1
98,600
Panasonic Holdings Corp.
928,692
0.3
185,000
Persol Holdings Co. Ltd.
294,097
0.1
27,100
Ricoh Co. Ltd.
213,006
0.1
16,800
Rohm Co. Ltd.
289,955
0.1
8,700
Sankyo Co. Ltd.
532,149
0.1
36,700
Sanwa Holdings Corp.
560,929
0.2
4,200  SCREEN Holdings Co.
Ltd.
411,849
0.1
9,200
Secom Co. Ltd.
667,739
0.2
95,700
Sekisui Chemical Co. Ltd.
1,366,361
0.4
18,000
Sekisui House Ltd.
406,336
0.1
7,100  Seven & i Holdings Co.
Ltd.
280,413
0.1
17,600
SG Holdings Co. Ltd.
227,922
0.1
2,500
Shimamura Co. Ltd.
274,271
0.1
61,800
Shimizu Corp.
413,697
0.1
47,900  Shin-Etsu Chemical Co.
Ltd.
1,885,449
0.5
33,700
SoftBank Corp.
447,733
0.1
31,800
Sojitz Corp.
750,525
0.2
8,900
Sony Group Corp.
872,809
0.2
24,700
Subaru Corp.
492,748
0.1
44,700
Sumitomo Corp.
1,028,004
0.3
51,400  Sumitomo Electric
Industries Ltd.
683,189
0.2

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Factors Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
32,300  Sumitomo Mitsui Financial
Group, Inc.
$ 1,680,032
0.5
51,400  Sumitomo Mitsui Trust
Holdings, Inc.
1,053,354
0.3
12,400  Suzuken Co. Ltd./Aichi
Japan
384,908
0.1
33,700  Takeda Pharmaceutical
Co. Ltd.
990,459
0.3
29,700
Teijin Ltd.
273,222
0.1
10,800
Tobu Railway Co. Ltd.
286,019
0.1
60,100
Tokio Marine Holdings, Inc.
1,584,683
0.4
10,100
Tokyo Electron Ltd.
1,874,282
0.5
90,100
Tokyo Gas Co. Ltd.
2,069,767
0.6
17,800
TOPPAN Holdings, Inc.
490,647
0.1
3,300
Toyota Industries Corp.
279,111
0.1
59,000
Toyota Motor Corp.
1,178,101
0.3
16,600
Toyota Tsusho Corp.
1,087,822
0.3
5,500
Ulvac, Inc.
269,189
0.1
8,100
USS Co. Ltd.
153,182
0.0
27,400
Yamato Holdings Co. Ltd.
473,648
0.1
50,900
Yokogawa Electric Corp.
1,000,221
0.3
6,900
Zenkoku Hosho Co. Ltd.
256,773
0.1
77,572,657
22.1
Jordan : 0.2%
23,634  Hikma Pharmaceuticals
PLC
576,599
0.2
Mexico : 0.2%
1,310  Coca-Cola Femsa SAB de
CV - Foreign, ADR
124,372
0.0
48,300  Grupo Financiero Banorte
SAB de CV - Class O
491,124
0.2
615,496
0.2
Netherlands : 4.7%
3,706
Akzo Nobel NV
284,666
0.1
2,715
ASML Holding NV
2,355,492
0.7
19,679
EXOR NV
1,903,985
0.6
4,649
Heineken Holding NV
390,085
0.1
2,622
Heineken NV
263,760
0.1
2,707
IMCD NV
413,197
0.1
104,408
ING Groep NV
1,483,472
0.4
100,775  Koninklijke Ahold Delhaize
NV
2,834,101
0.8
454,205
Koninklijke KPN NV
1,545,082
0.4
53,744
(1)
Koninklijke Philips, N.V.
1,136,979
0.3
19,276
Randstad NV
1,096,033
0.3
68,408
Stellantis NV (STLAM)
1,506,793
0.4
9,853
Wolters Kluwer NV
1,452,495
0.4
16,666,140
4.7
New Zealand : 0.2%
19,115  Fisher & Paykel
Healthcare Corp. Ltd.
276,079
0.1
168,458
Spark New Zealand Ltd.
547,286
0.1
823,365
0.2
Norway : 0.6%
46,427
Equinor ASA
1,328,606
0.4
21,016
Yara International ASA
694,635
0.2
2,023,241
0.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Poland : 0.1%
21,096  Polski Koncern Naftowy
ORLEN SA
$ 328,938
0.1
Portugal : 0.3%
48,140
Galp Energia SGPS SA
757,805
0.2
12,648  Jeronimo Martins SGPS
SA
287,656
0.1
1,045,461
0.3
Russia : —%
4,061
(3)
Lukoil PJSC
—
—
Saudi Arabia : 0.2%
89,859
(2)
Saudi Arabian Oil Co.
732,000
0.2
Singapore : 1.0%
32,400
DBS Group Holdings Ltd.
767,404
0.2
423,600
Genting Singapore Ltd.
318,126
0.1
29,751
Hafnia Ltd.
216,345
0.0
40,300  Oversea-Chinese Banking
Corp. Ltd.
385,485
0.1
230,000
Singapore Airlines Ltd.
1,141,555
0.3
88,400
Singapore Exchange Ltd.
617,265
0.2
12,400
United Overseas Bank Ltd.
261,374
0.1
3,707,554
1.0
South Africa : 0.1%
41,405
MTN Group Ltd.
211,288
0.1
South Korea : 1.9%
22,188
Doosan Bobcat, Inc.
845,009
0.2
3,112
Hyundai Mobis Co. Ltd.
487,817
0.1
1,875
Hyundai Motor Co.
272,719
0.1
10,808
(1)
Kia Corp.
830,174
0.2
8,097
KT&G Corp.
549,902
0.2
6,970
(1)
Posco International Corp.
273,592
0.1
2,957
Samsung C&T Corp.
305,471
0.1
39,700  Samsung Electronics Co.
Ltd.
2,157,173
0.6
1,595
(1)
Samsung Fire & Marine
Insurance Co. Ltd.
315,618
0.1
5,419
SK Hynix, Inc.
542,662
0.2
6,580,137
1.9
Spain : 2.0%
21,611  ACS Actividades de
Construccion y Servicios
SA
852,778
0.2
1,794
(2)
Aena SME SA
317,370
0.1
9,317
Amadeus IT Group SA
652,936
0.2
32,972  Banco Bilbao Vizcaya
Argentaria SA
308,598
0.1
59,636
Bankinter SA
368,198
0.1
17,803
Endesa SA
352,711
0.1
84,791
Iberdrola SA
1,020,961
0.3
30,125  Industria de Diseno Textil
SA
1,288,061
0.4
8,290
Naturgy Energy Group SA
223,230
0.1
82,312
Repsol SA
1,215,602
0.3
103,801
Telefonica SA
422,347
0.1
7,022,792
2.0
Sweden : 2.5%
19,339
Assa Abloy AB - Class B
530,386
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Factors Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
25,162
Atlas Copco AB - Class A
$ 401,571
0.1
10,115
Boliden AB
268,479
0.1
76,343
(4)
Elekta AB - Class B
576,062
0.2
24,323
Epiroc AB - Class A
429,757
0.1
53,347
Essity AB - Class B
1,252,763
0.4
53,358
Investor AB - Class B
1,256,302
0.4
17,454
Saab AB - Class B
1,123,880
0.3
596,059  Samhallsbyggnadsbolaget
i Norden AB
273,111
0.1
22,428
Sandvik AB
471,345
0.1
30,577
Swedbank AB - Class A
623,098
0.2
65,742
Volvo AB - Class B
1,575,528
0.4
60,088
(1)
Volvo Car AB - Class B
156,650
0.0
8,938,932
2.5
Switzerland : 7.2%
45,812
ABB Ltd., Reg
1,938,390
0.5
670
Alcon, Inc.
50,434
0.0
1,798
BKW AG
285,646
0.1
2  Chocoladefabriken Lindt &
Spruengli AG
253,518
0.1
23  Chocoladefabriken Lindt &
Spruengli AG - Class PC
292,306
0.1
1,619  Cie Financiere Richemont
SA
240,477
0.1
33,227  Coca-Cola HBC AG -
Class DI
976,765
0.3
1,340
Geberit AG, Reg
771,342
0.2
6,357
Georg Fischer AG
425,465
0.1
121,113
Glencore PLC
640,803
0.2
46,003
Holcim AG
3,513,657
1.0
7,805
Julius Baer Group Ltd.
424,915
0.1
4,633  Kuehne + Nagel
International AG
1,570,030
0.4
15,829
Logitech International SA
1,326,997
0.4
23,651
Nestle SA
2,695,046
0.8
34,594
Novartis AG, Reg
3,577,497
1.0
381  Partners Group Holding
AG
514,036
0.1
1,366  PSP Swiss Property AG,
Reg
181,811
0.0
7,605
Roche Holding AG
2,165,268
0.6
1,961
(1)
Sandoz Group AG
67,252
0.0
1,801
Sika AG, Reg
497,180
0.1
1,116  Swatch Group AG - Class
BR
261,991
0.1
922
Swisscom AG, Reg
551,618
0.2
6,061
Temenos AG
616,830
0.2
7,209
UBS Group AG
215,784
0.1
2,650  Zurich Insurance Group
AG
1,346,437
0.4
25,401,495
7.2
Taiwan : 1.2%
20,000
Accton Technology Corp.
336,451
0.1
2,000
eMemory Technology, Inc.
178,379
0.1
39,000
MediaTek, Inc.
1,203,447
0.3
10,000  Novatek Microelectronics
Corp.
162,897
0.0
44,000  Powertech Technology,
Inc.
204,278
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
51,000  Taiwan Semiconductor
Manufacturing Co. Ltd.
$ 1,020,944
0.3
173,000  Uni-President Enterprises
Corp.
399,783
0.1
431,000  United Microelectronics
Corp.
671,351
0.2
3,998  Yuanta Financial Holding
Co. Ltd.
3,447
0.0
4,180,977
1.2
Thailand : 0.1%
120,600  PTT Exploration &
Production PCL
508,970
0.1
United Arab Emirates : 0.1%
53,667
Emirates NBD Bank PJSC
258,622
0.1
United Kingdom : 12.9%
251,574
3i Group PLC
7,875,503
2.2
12,304
AstraZeneca PLC
1,631,224
0.5
45,791
Aviva PLC
249,953
0.1
64,578  B&M European Value
Retail SA
423,226
0.1
113,603
BAE Systems PLC
1,692,282
0.5
68,923
Barratt Developments PLC
469,733
0.1
8,186  Berkeley Group Holdings
PLC
495,700
0.1
243,013
BP PLC
1,419,296
0.4
142,649
British Land Co. PLC
685,673
0.2
33,653
Britvic PLC
376,372
0.1
8,174
Bunzl PLC
332,189
0.1
29,626
Burberry Group PLC
487,997
0.1
509,708
Centrica PLC
892,014
0.3
9,919  Coca-Cola European
Partners PLC - USD
683,419
0.2
26,836
Compass Group PLC
739,164
0.2
6,164
Diageo PLC
222,630
0.1
101,007
(1)
Direct Line Insurance
Group PLC
215,544
0.1
121,226
DS Smith PLC
432,242
0.1
1,059  Games Workshop Group
PLC
132,932
0.0
113,982
GSK PLC
2,254,304
0.6
106,791
Haleon PLC
433,759
0.1
38,374  Howden Joinery Group
PLC
388,609
0.1
168,608
HSBC Holdings PLC
1,316,440
0.4
68,315
IG Group Holdings PLC
613,887
0.2
17,418
Imperial Brands PLC
418,121
0.1
14,748  InterContinental Hotels
Group PLC
1,397,417
0.4
14,857
Investec PLC - GBP
96,727
0.0
258,563
J Sainsbury PLC
882,775
0.3
30,382
JET2 PLC
514,401
0.2
8,932
(1)(2)(4)
Just Eat Takeaway.com
NV
134,867
0.0
286,211
Man Group PLC/Jersey
859,997
0.3
26,893
National Grid PLC
358,190
0.1
7,504
Next PLC
801,100
0.2
66,258
Pearson PLC
812,838
0.2
65,060
RELX PLC
2,685,288
0.8

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Factors Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
22,475
Rio Tinto PLC
$ 1,555,705
0.4
85,260
Shell PLC
2,643,255
0.8
65,456
Smiths Group PLC
1,341,430
0.4
16,264
Spectris PLC
757,144
0.2
62,384
Tate & Lyle PLC
492,538
0.1
281,116
Taylor Wimpey PLC
524,841
0.2
971,556
Tesco PLC
3,520,546
1.0
20,927
Unilever PLC
1,018,312
0.3
45,279,584
12.9
United States : 0.4%
25,890
Amcor PLC
245,636
0.1
4,286
Ferguson PLC
801,419
0.2
169,605
(1)(2)(4)
Sinch AB
520,857
0.1
1,567,912
0.4
Total Common Stock
(Cost $313,262,409)
344,443,963
98.0
EXCHANGE-TRADED FUNDS : 0.1%
7,311
iShares MSCI EAFE ETF
548,398
0.1
Total Exchange-Traded
Funds
(Cost $546,966)
548,398
0.1
PREFERRED STOCK : 0.2%
Brazil : 0.2%
134,700
(1)
Azul SA
365,134
0.1
27,100
Petroleo Brasileiro SA
222,898
0.1
588,032
0.2
Total Preferred Stock
(Cost $611,082)
588,032
0.2
RIGHTS : 0.0%
Spain : 0.0%
20,981
(1)
ACS Actividades de
Construccion y Servicios
SA
9,614
0.0
Total Rights
(Cost $10,447)
9,614
0.0
WARRANTS : —%
Canada : —%
215
(3)
Constellation Software,
Inc./Canada
—
—
Total Warrants
(Cost $–)
—
—
Total Long-Term
Investments
(Cost $314,430,904)
345,590,007
98.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.9%
Repurchase Agreements : 0.3%
997,052
(5)
Deutsche Bank Securities
Inc., Repurchase
Agreement dated
01/31/2024, 5.320%, due
02/01/2024 (Repurchase
Amount $997,197,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-6.000%, Market
Value plus accrued
interest $1,016,993, due
09/15/39-10/20/62)
$ 997,052
0.3
Total Repurchase
Agreements
(Cost $997,052)
997,052
0.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.6%
431,454
(6)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 5.220%
431,454
0.1
1,576,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.210%
1,576,000
0.5
Total Mutual Funds
(Cost $2,007,454)
2,007,454
0.6
Total Short-Term
Investments
(Cost $3,004,506)
3,004,506
0.9
Total Investments in
Securities
(Cost $317,435,410) $ 348,594,513 99.2
Assets in Excess of
Other Liabilities 2,809,131 0.8
Net Assets $ 351,403,644 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Security, or a portion of the security, is on loan.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of January 31, 2024.

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Factors Fund
Sector Diversiﬁcation
Percentage
of Net Assets
Industrials 21.1%
Financials 14.4
Consumer Discretionary 12.1
Materials 9.3
Consumer Staples 8.9
Health Care 7.5
Information Technology 7.2
Energy 6.4
Utilities 6.0
Communication Services 3.5
Real Estate 1.8
Exchange-Traded Funds 0.1
Short-Term Investments 0.9
Assets in Excess of Other Liabilities 0.8
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Factors Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 22,625,279 $ — $ 22,625,279
Austria — 408,640 — 408,640
Belgium 761,401 233,582 — 994,983
Brazil 1,120,190 — — 1,120,190
Canada 17,155,567 — — 17,155,567
Chile 281,807 — — 281,807
China — 4,668,743 — 4,668,743
Denmark — 7,981,147 — 7,981,147
Finland — 3,515,978 — 3,515,978
France — 34,853,374 — 34,853,374
Germany — 24,830,811 — 24,830,811
Hong Kong 135,324 1,525,548 — 1,660,872
Hungary 291,964 — — 291,964
India 525,210 1,810,531 — 2,335,741
Indonesia — 554,413 — 554,413
Ireland 1,244,918 3,705,646 — 4,950,564
Israel 196,807 — — 196,807
Italy — 11,974,923 — 11,974,923
Japan — 77,572,657 — 77,572,657
Jordan — 576,599 — 576,599
Mexico 615,496 — — 615,496
Netherlands — 16,666,140 — 16,666,140
New Zealand 547,286 276,079 — 823,365
Norway — 2,023,241 — 2,023,241
Poland — 328,938 — 328,938
Portugal — 1,045,461 — 1,045,461
Russia — — — —
Saudi Arabia — 732,000 — 732,000
Singapore — 3,707,554 — 3,707,554
South Africa 211,288 — — 211,288
South Korea — 6,580,137 — 6,580,137
Spain — 7,022,792 — 7,022,792
Sweden — 8,938,932 — 8,938,932
Switzerland — 25,401,495 — 25,401,495
Taiwan — 4,180,977 — 4,180,977
Thailand — 508,970 — 508,970
United Arab Emirates 258,622 — — 258,622
United Kingdom 3,059,659 42,219,925 — 45,279,584
United States — 1,567,912 — 1,567,912
Total Common Stock 26,405,539 318,038,424 — 344,443,963
Exchange-Traded Funds 548,398 — — 548,398
Preferred Stock 588,032 — — 588,032
Rights 9,614 — — 9,614
Short-Term Investments 2,007,454 997,052 — 3,004,506
Total Investments, at fair value $ 29,559,037 $ 319,035,476 $ — $ 348,594,513
Other Financial Instruments+
Futures 18,558 — — 18,558
Total Assets $ 29,577,595 $ 319,035,476 $ — $ 348,613,071

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Factors Fund
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At January 31, 2024, the following futures contracts were outstanding for Voya Multi-Manager International Factors Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
MSCI EAFE Index 21 03/15/24 $ 2,344,650 $ 18,558
$ 2,344,650 $ 18,558
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 39,407,383
Gross Unrealized Depreciation (8,248,280)
Net Unrealized Appreciation $ 31,159,103